CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.9%
-------------------------------------------------------------------------
    $ 4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                             $  3,923,280
-------------------------------------------------------------------------
                                                             $  3,923,280
-------------------------------------------------------------------------
Education -- 9.9%
-------------------------------------------------------------------------
    $ 1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                             $  1,614,013
      2,275        Connecticut HEFA, (University of
                   Hartford), 6.80%, 7/1/22                     2,299,797
      3,400        Connecticut HEFA, (Yale University),
                   Variable Rate, 6/10/30(1)                    3,642,250
        990        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 6.20%, 11/15/09                1,042,797
      2,015        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 7.50%, 11/15/10                2,018,446
      3,000        University of Connecticut,
                   4.75%, 11/15/24                              2,801,580
-------------------------------------------------------------------------
                                                             $ 13,418,883
-------------------------------------------------------------------------
Electric Utilities -- 5.6%
-------------------------------------------------------------------------
    $   800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(1)(2)                              $    726,336
      1,500        Connecticut Development Authority,
                   Pollution Control Revenue, (Connecticut
                   Light and Power), (AMT), 5.95%, 9/1/28       1,431,630
      1,625        Guam Power Authority, 6.30%, 10/1/22         1,729,861
      1,100        Guam Power Authority, 6.625%, 10/1/14        1,232,572
      2,500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                                2,423,725
-------------------------------------------------------------------------
                                                             $  7,544,124
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.4%
-------------------------------------------------------------------------
    $ 3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,321,898
      1,000        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/02,
                   6.80%, 7/1/12                                1,063,840
      2,890        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                2,983,549
-------------------------------------------------------------------------
                                                             $  7,369,287
-------------------------------------------------------------------------
General Obligations -- 5.7%
-------------------------------------------------------------------------
    $ 1,750        Connecticut, 0.00%, 11/1/09               $  1,212,277
      1,270        Danbury, 4.50%, 2/1/14                       1,258,291
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

General Obligations (continued)
-------------------------------------------------------------------------
    $   500        Guam, 5.40%, 11/15/18                     $    479,225
      1,065        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                                  535,972
      2,000        Puerto Rico, Public Improvement,
                   5.00%, 7/1/27                                1,942,800
        400        Redding, 5.50%, 10/15/18                       431,868
        650        Redding, 5.625%, 10/15/19                      710,170
        535        Wilton, 5.25%, 7/15/18                         562,253
        535        Wilton, 5.25%, 7/15/19                         560,557
-------------------------------------------------------------------------
                                                             $  7,693,413
-------------------------------------------------------------------------
Hospital -- 4.6%
-------------------------------------------------------------------------
    $ 5,400        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  4,561,218
        500        Connecticut HEFA, (Hospital for Special
                   Care), 5.375%, 7/1/17                          421,840
      1,130        Connecticut HEFA, (William W. Backus
                   Hospital), 6.375%, 7/1/22                    1,195,585
-------------------------------------------------------------------------
                                                             $  6,178,643
-------------------------------------------------------------------------
Housing -- 3.8%
-------------------------------------------------------------------------
    $   970        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                           $  1,007,636
      3,940        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              4,116,354
-------------------------------------------------------------------------
                                                             $  5,123,990
-------------------------------------------------------------------------
Industrial Development Revenue -- 4.5%
-------------------------------------------------------------------------
    $ 1,000        Connecticut Development Authority PCR,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,057,860
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       3,035,944
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                204,098
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                507,635
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,267,339
-------------------------------------------------------------------------
                                                             $  6,072,876
-------------------------------------------------------------------------
Insured-Education -- 11.4%
-------------------------------------------------------------------------
    $ 3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  2,897,490
      1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 6.80%, 7/1/15(3)           1,106,440
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,941,820

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
    $ 2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25        $  2,514,825
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,652,265
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,391,213
-------------------------------------------------------------------------
                                                             $ 15,504,053
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.8%
-------------------------------------------------------------------------
    $ 4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,817,640
-------------------------------------------------------------------------
                                                             $  3,817,640
-------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
-------------------------------------------------------------------------
    $ 1,000        New Britain, (MBIA), 6.00%, 3/1/12        $  1,136,760
-------------------------------------------------------------------------
                                                             $  1,136,760
-------------------------------------------------------------------------
Insured-Hospital -- 5.9%
-------------------------------------------------------------------------
    $ 1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,059,890
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,019,610
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,548,465
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,253,015
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,092,180
-------------------------------------------------------------------------
                                                             $  7,973,160
-------------------------------------------------------------------------
Insured-Housing -- 0.2%
-------------------------------------------------------------------------
    $   290        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $    290,679
-------------------------------------------------------------------------
                                                             $    290,679
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
-------------------------------------------------------------------------
    $ 2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $  1,979,300
-------------------------------------------------------------------------
                                                             $  1,979,300
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 5.3%
-------------------------------------------------------------------------
    $ 1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $    829,692
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                954,955
      4,965        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15              5,473,366
-------------------------------------------------------------------------
                                                             $  7,258,013
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.0%
-------------------------------------------------------------------------
    $ 1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,324,161
-------------------------------------------------------------------------
                                                             $  1,324,161
-------------------------------------------------------------------------
Nursing Home -- 10.1%
-------------------------------------------------------------------------
    $ 1,240        Connecticut Development Authority,
                   (Baptist Homes), 9.00%, 9/1/22            $  1,363,256
        720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                          804,204
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,392,592
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 683,944
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,447,373
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   374,178
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,241,900
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   7.125%, 11/1/14                              3,399,480
-------------------------------------------------------------------------
                                                             $ 13,706,927
-------------------------------------------------------------------------
Solid Waste -- 4.9%
-------------------------------------------------------------------------
    $ 2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,612,900
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,081,658
-------------------------------------------------------------------------
                                                             $  6,694,558
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
-------------------------------------------------------------------------
    $ 3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12            $  3,653,248
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,366,840
        375        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         367,238
-------------------------------------------------------------------------
                                                             $  6,387,326
-------------------------------------------------------------------------
Transportation -- 4.7%
-------------------------------------------------------------------------
    $ 2,350        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $  2,303,000
      3,680        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                     3,538,541
        500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                       547,300
-------------------------------------------------------------------------
                                                             $  6,388,841
-------------------------------------------------------------------------
Water and Sewer -- 1.1%
-------------------------------------------------------------------------
    $ 1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                            $  1,431,513
-------------------------------------------------------------------------
                                                             $  1,431,513
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.8%
   (identified cost $125,293,900)                            $131,217,427
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.2%                       $  4,394,253
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $135,611,680
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 29.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 16.8% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $67,486,459        $28,993,979          $125,293,900          $77,524,544
   Unrealized appreciation           3,721,661            606,446             5,923,527            5,473,611
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $71,208,120        $29,600,425          $131,217,427          $82,998,155
----------------------------------------------------------------------------------------------------------------
Cash                               $ 1,446,027        $   563,233          $  2,158,327          $   319,800
Receivable for investments
   sold                                     --            518,523               976,667                   --
Interest receivable                    616,757            369,019             1,278,696            1,129,128
Prepaid expenses                           589                228                 1,056                  686
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $73,271,493        $31,051,428          $135,632,173          $84,447,769
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $   849,388        $        --          $         --          $        --
Payable for daily variation
   margin on open financial
   futures contracts                    10,687              1,294                 5,500                3,558
Payable to affiliate for
   Trustees' fees                           40                536                 2,649                   66
Accrued expenses                        19,453              7,168                12,344               21,751
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   879,568        $     8,998          $     20,493          $    25,375
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $72,391,925        $31,042,430          $135,611,680          $84,422,394
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $68,716,497        $30,437,278          $129,693,652          $78,952,342
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  3,675,428            605,152             5,918,028            5,470,052
----------------------------------------------------------------------------------------------------------------
TOTAL                              $72,391,925        $31,042,430          $135,611,680          $84,422,394
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $46,428,623          $236,059,329           $225,608,170         $ 9,316,728
   Unrealized appreciation            2,056,523            10,683,298                 46,168             646,254
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $48,485,146          $246,742,627           $225,654,338         $ 9,962,982
------------------------------------------------------------------------------------------------------------------
Cash                                $   967,364          $    172,894           $  7,198,531         $        --
Receivable for investments
   sold                                      --             1,072,252                 35,000                  --
Interest receivable                     680,363             2,813,083              3,054,168             136,640
Prepaid expenses                            391                 3,506                  1,907                  97
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $50,133,264          $250,804,362           $235,943,944         $10,099,719
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $   492,340          $         --           $  1,734,537         $        --
Payable for daily variation
   margin on open financial
   futures contracts                      8,312                71,250                 32,656                  --
Due to bank                                  --                    --                     --              26,761
Payable to affiliate for
   Trustees' fees                           567                 4,149                  7,652                  --
Accrued expenses                          9,383                28,864                 42,241               8,212
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   510,602          $    104,263           $  1,817,086         $    34,973
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                     $49,622,662          $250,700,099           $234,126,858         $10,064,746
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $47,567,098          $240,025,021           $234,221,528         $ 9,418,492
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                   2,055,564            10,675,078                (94,670)            646,254
------------------------------------------------------------------------------------------------------------------
TOTAL                               $49,622,662          $250,700,099           $234,126,858         $10,064,746
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                           $2,159,988          $  910,267           $3,891,060            $2,550,556
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,159,988          $  910,267           $3,891,060            $2,550,556
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  126,112          $   32,857           $  268,886            $  156,234
Trustees fees and expenses              3,953               1,607                7,948                 4,080
Legal and accounting services          12,224              19,111               25,343                12,489
Custodian fee                          20,689              13,161               36,007                26,251
Miscellaneous                           6,429               4,340                7,566                 7,444
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  169,407          $   71,076           $  345,750            $  206,498
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    7,305          $    6,615           $   17,073            $    5,104
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    7,305          $    6,615           $   17,073            $    5,104
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  162,102          $   64,461           $  328,677            $  201,394
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,997,886          $  845,806           $3,562,383            $2,349,162
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ (117,728)         $  (70,708)          $   47,444            $   43,338
   Financial futures contracts        (94,221)               (754)              (3,205)                4,870
   Options                                 --              (5,790)             (23,932)              (15,440)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (211,949)         $  (77,252)          $   20,307            $   32,768
----------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                  $2,872,170          $1,268,410           $5,142,272            $4,098,139
   Financial futures contracts        (44,446)             (2,372)             (10,085)               (5,177)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $2,827,724          $1,266,038           $5,132,187            $4,092,962
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $2,615,775          $1,188,786           $5,152,494            $4,125,730
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $4,613,661          $2,034,592           $8,714,877            $6,474,892
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                            $1,497,075           $ 7,801,296            $ 7,688,280           $307,669
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $1,497,075           $ 7,801,296            $ 7,688,280           $307,669
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   69,857           $   556,836            $   532,622           $  8,126
Trustees fees and expenses               1,560                12,448                 15,951                 87
Legal and accounting services           20,798                41,051                 17,974             22,140
Custodian fee                           18,284                66,707                 68,391              4,885
Miscellaneous                            4,739                13,584                 12,028              3,255
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  115,238           $   690,626            $   646,966           $ 38,493
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $   10,229           $    13,165            $    34,647           $  2,067
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $   10,229           $    13,165            $    34,647           $  2,067
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $  105,009           $   677,461            $   612,319           $ 36,426
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $1,392,066           $ 7,123,835            $ 7,075,961           $271,243
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  310,892           $  (208,669)           $  (873,514)          $  2,322
   Financial futures contracts        (135,277)           (1,159,521)              (296,585)                --
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $  175,615           $(1,368,190)           $(1,170,099)          $  2,322
------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $1,292,727           $10,278,077            $ 8,811,730           $410,986
   Financial futures contracts          46,864               401,691               (140,838)                --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $1,339,591           $10,679,768            $ 8,670,892           $410,986
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                             $1,515,206           $ 9,311,578            $ 7,500,793           $413,308
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $2,907,272           $16,435,413            $14,576,754           $684,551
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,997,886        $   845,806          $  3,562,383          $ 2,349,162
   Net realized gain (loss)              (211,949)           (77,252)               20,307               32,768
   Net change in unrealized
      appreciation (depreciation)       2,827,724          1,266,038             5,132,187            4,092,962
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 4,613,661        $ 2,034,592          $  8,714,877          $ 6,474,892
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 3,161,766        $ 1,741,984          $  5,271,085          $(9,047,944)
   Withdrawals                         (9,007,505)        (3,353,823)          (11,510,937)           1,418,978
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(5,845,739)       $(1,611,839)         $ (6,239,852)         $(7,628,966)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $(1,232,078)       $   422,753          $  2,475,025          $(1,154,074)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of period                $73,624,003        $30,619,677          $133,136,655          $85,576,468
-------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $72,391,925        $31,042,430          $135,611,680          $84,422,394
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,392,066          $  7,123,835           $  7,075,961         $   271,243
   Net realized gain (loss)                175,615            (1,368,190)            (1,170,099)              2,322
   Net change in unrealized
      appreciation (depreciation)        1,339,591            10,679,768              8,670,892             410,986
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,907,272          $ 16,435,413           $ 14,576,754         $   684,551
---------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 1,901,934          $  8,649,472           $  6,318,078         $   656,277
   Withdrawals                          (4,034,432)          (22,784,303)           (24,460,137)         (2,286,502)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(2,132,498)         $(14,134,831)          $(18,142,059)        $(1,630,225)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $   774,774          $  2,300,582           $ (3,565,305)        $  (945,674)
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of period                 $48,847,888          $248,399,517           $237,692,163         $11,010,420
---------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $49,622,662          $250,700,099           $234,126,858         $10,064,746
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                     (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized
      appreciation (depreciation)      (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $    682,374        $    264,247         $  2,599,974          $    831,172
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                        (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)               (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized
      appreciation (depreciation)       (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $    435,845          $  1,982,148           $    318,680         $    90,305
---------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                         (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
---------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
---------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of year                  $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ARIZONA PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998         1997         1996
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.46%(1)        0.52%       0.49%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                      0.44%(1)        0.51%       0.48%        0.48%        0.49%        0.50%
   Net investment income                 5.45%(1)        5.67%       5.21%        5.27%        5.56%        5.53%
Portfolio Turnover                         10%             25%         38%          23%          10%          18%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $72,392         $73,624     $94,333     $103,092     $112,472     $129,862
-----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.46%(1)        0.39%       0.39%       0.40%       0.40%       0.40%
   Net expenses after
      custodian fee reduction            0.42%(1)        0.36%       0.35%       0.37%       0.36%       0.36%
   Net investment income                 5.49%(1)        5.85%       5.36%       5.49%       5.86%       5.75%
Portfolio Turnover                          5%             14%         33%         18%         14%         53%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $31,042         $30,620     $37,874     $39,801     $42,624     $45,416
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.42%
   Expenses after custodian
      fee reduction                                                                                      0.38%
   Net investment income                                                                                 5.73%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(1)        0.50%        0.50%        0.51%        0.53%        0.52%
   Expenses after custodian
      fee reduction                       0.49%(1)        0.48%        0.48%        0.50%        0.53%        0.50%
   Net investment income                  5.31%(1)        5.53%        5.15%        5.20%        5.50%        5.49%
Portfolio Turnover                           0%             20%          18%           7%          11%          23%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $135,612        $133,137     $157,894     $164,955     $174,978     $187,617
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    ------------------------------------------------------------
                                  (UNAUDITED)           2000        1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.48%(1)        0.52%        0.49%        0.50%        0.52%        0.54%
   Expenses after custodian
      fee reduction                      0.47%(1)        0.52%        0.48%        0.48%        0.50%        0.52%
   Net investment income                 5.48%(1)        5.67%        5.10%        5.19%        5.45%        5.50%
Portfolio Turnover                          6%             31%          31%          26%          16%          49%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $84,422         $85,576     $109,463     $130,236     $150,224     $173,465
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.47%(1)        0.45%       0.46%       0.47%       0.47%       0.48%
   Expenses after custodian
      fee reduction                      0.43%(1)        0.43%       0.44%       0.45%       0.44%       0.46%
   Net investment income                 5.65%(1)        5.81%       5.28%       5.28%       5.71%       5.69%
Portfolio Turnover                         10%             12%         19%         23%         22%         45%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $49,623         $48,848     $60,393     $66,984     $70,674     $76,090
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.54%        0.53%        0.54%        0.54%        0.53%
   Expenses after custodian
      fee reduction                       0.54%(1)        0.54%        0.52%        0.52%        0.52%        0.52%
   Net investment income                  5.70%(1)        5.91%        5.39%        5.52%        5.84%        5.82%
Portfolio Turnover                          11%             26%          32%          14%          24%          39%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $250,700        $248,400     $309,333     $328,629     $352,772     $386,244
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.58%        0.54%        0.54%        0.55%        0.54%
   Expenses after custodian
      fee reduction                       0.52%(1)        0.58%        0.50%        0.50%        0.51%        0.50%
   Net investment income                  5.99%(1)        5.92%        5.49%        5.66%        5.96%        5.90%
Portfolio Turnover                           5%             18%          27%          13%          17%          30%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $234,127        $237,692     $314,873     $359,532     $402,221     $448,182
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                TEXAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.76%(1)        0.48%       0.39%       0.38%       0.37%       0.32%
   Net expenses after
      custodian fee reduction            0.72%(1)        0.48%       0.36%       0.35%       0.35%       0.27%
   Net investment income                 5.33%(1)        5.79%       5.50%       5.58%       5.79%       5.81%
Portfolio Turnover                          8%             35%         55%         17%         17%         39%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $10,065         $11,010     $15,765     $17,837     $21,676     $24,367
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.42%
   Expenses after custodian
      fee reduction                                                                                      0.37%
   Net investment income                                                                                 5.71%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolios comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

 C Federal Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   January 31, 2001 and for the six months then ended have not been audited by independent public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $126,112            0.34%
    Colorado                                    32,857            0.21%
    Connecticut                                268,886            0.40%
    Michigan                                   156,234            0.37%
    Minnesota                                   69,857            0.28%
    New Jersey                                 556,836            0.45%
    Pennsylvania                               532,622            0.45%
    Texas                                        8,126            0.16%

 * Advisory fees paid as a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2001 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,262,920
    Sales                                      12,331,684

    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,386,252
    Sales                                       3,099,212
    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Sales                                       6,144,428

    MICHIGAN PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,778,998
    Sales                                      10,384,920
    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,845,525
    Sales                                       6,250,497
    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,458,259
    Sales                                      35,959,637

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,079,297
    Sales                                      29,200,532

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   747,725
    Sales                                       1,972,159

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2001, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 67,486,459
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,387,491
    Gross unrealized depreciation               (1,665,830)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,721,661
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,993,979
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,242,319
    Gross unrealized depreciation                 (635,873)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    606,446
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $125,293,900
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,369,531
    Gross unrealized depreciation               (1,446,004)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,923,527
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 77,524,544
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,612,793
    Gross unrealized depreciation               (1,139,182)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,473,611
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,428,623
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,702,185
    Gross unrealized depreciation                 (645,662)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,056,523
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $236,059,329
    ------------------------------------------------------
    Gross unrealized appreciation             $ 17,496,278
    Gross unrealized depreciation               (6,812,980)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 10,683,298
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $225,608,170
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,734,124
    Gross unrealized depreciation              (12,687,956)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     46,168
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $  9,316,728
    ------------------------------------------------------
    Gross unrealized appreciation             $    734,246
    Gross unrealized depreciation                  (87,992)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    646,254
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2001 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Arizona                         3/01           18 U.S. Treasury Bond  Short         $ (46,233)
    Colorado                        3/01            8 U.S. Treasury Bond  Short            (1,294)
    Connecticut                     3/01           34 U.S. Treasury Bond  Short            (5,500)
    Michigan                        3/01           22 U.S. Treasury Bond  Short            (3,559)
    Minnesota                       3/01           14 U.S. Treasury Bond  Short              (959)
    New Jersey                      3/01          120 U.S. Treasury Bond  Short            (8,220)
    Pennsylvania                    3/01           55 U.S. Treasury Bond  Short          (140,838)

   At January 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant